Quarterly Holdings Report
for
Fidelity® Low Duration Bond ETF
November 30, 2025
LOD-NPRT1-0126
1.9911011.101
Asset-Backed Securities - 21.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	749,000	748,775
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	1,500,000	1,500,438
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	558,000	557,799
TOTAL BAILIWICK OF JERSEY		2,807,012
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	495,387	501,845
GRAND CAYMAN (UK OVERSEAS TER) - 3.2%
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.0244% 1/20/2036 (b)(c)(d)	940,000	940,294
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	910,000	910,238
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.179% 8/20/2034 (b)(c)(d)	566,000	566,929
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	853,000	851,303
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	1,538,000	1,540,050
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	760,000	759,793
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	845,000	845,446
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.1545% 7/15/2036 (b)(c)(d)	892,000	892,232
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	787,000	788,463
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 4.9185% 5/21/2034 (b)(c)(d)	570,000	570,022
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	1,140,000	1,139,829
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	184,848	184,906
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	345,266	345,418
Palmer Square Loan Funding Ltd Series 2024-3A Class A1BR, CME Term SOFR 3 month Index + 1.4%, 5.3045% 4/15/2031 (b)(c)(d)	925,000	926,480
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	500,000	499,989
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	696,000	697,375
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		12,458,767
UNITED STATES - 17.4%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	110,725	110,787
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	163,882	164,186
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	900,000	900,863
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	115,500	115,586
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	1,120,000	1,120,359
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	52,763	53,139
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	132,547	132,833
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	996,179	998,534
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	1,260,000	1,269,204
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	253,120	253,562
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	374,547	375,035
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	1,160,000	1,161,393
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	180,580	180,532
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	61,140	61,188
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.722% 5/17/2027 (c)(d)	100,669	100,686
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	222,840	223,340
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	279,599	280,025
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	490,742	491,967
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	1,015,000	1,017,938
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	910,000	910,460
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	12,280	12,308
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	730,650	732,003
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	141,780	141,880
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	144,255	144,383
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	860,000	859,569
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	43,987	44,043
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	121,465	121,652
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	130,000	130,378
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	419,460	420,224
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,140,000	1,147,925
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	217,628	218,070
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	296,631	297,530
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	615,000	618,125
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	321,375	322,795
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	157,787	158,518
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,170,000	1,180,349
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	349,338	350,119
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	1,106,000	1,110,537
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	327,313	328,874
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	719,170	721,365
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	743,846	746,363
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	1,140,000	1,145,234
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	67,552	67,833
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	585,342	586,072
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	790,000	790,702
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	26,114	26,184
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	515,000	516,655
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	720,000	720,126
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	981,000	981,969
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	1,100,000	1,097,972
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	593,892	595,190
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	493,427	494,473
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	368,343	369,074
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	937,665	939,776
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	158,593	158,866
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	862,426	864,321
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	447	446
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/2027	6,363	6,373
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	322,274	322,605
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	854,663	856,187
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	982,000	983,964
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,100,000	1,107,040
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.292% 6/15/2028 (b)(c)(d)	1,111,000	1,115,288
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	940,000	946,358
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.742% 3/15/2029 (b)(c)(d)	705,000	706,338
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	929,970	932,483
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	82,765	83,027
Greensky Home Improvement Series 2025-3A Class A1, 4.34% 12/27/2060 (b)	900,000	900,231
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	953,000	954,440
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	840,093	841,676
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	27,911	27,933
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	22,546	22,562
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	327,135	327,573
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	6,233	6,236
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	858,089	860,521
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	800,000	804,693
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	637	636
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	386,824	387,405
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	600,000	601,491
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	1,054	1,054
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.572% 8/16/2027 (c)(d)	356,959	357,082
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9644% 7/20/2036 (b)(c)(d)	1,419,000	1,417,573
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	465,000	467,154
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	141,551	142,078
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	966,105	969,321
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	445,000	447,671
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	57,125	57,219
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	227,075	227,455
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	700,000	703,737
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	231,575	231,933
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	230,248	230,981
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	26,180	26,154
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	164,077	164,141
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	512,404	513,752
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	95,973	96,639
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	67,344	67,508
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	220,866	221,705
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	642,175	643,406
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	1,109,194	1,109,032
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	424,526	425,076
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	113,929	114,039
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	597,784	598,638
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	1,005,000	1,005,536
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	1,140,000	1,143,390
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	226,270	226,749
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	112,059	112,144
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	860,000	861,347
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	58,547	58,515
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	274,744	275,285
Toyota Auto Receivables Owner Trust Series 2024-B Class A2A, 5.41% 3/15/2027	50,380	50,410
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	1,004,114	1,006,004
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	182,927	183,203
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	435,992	437,212
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	1,150,000	1,150,155
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	865,250	867,195
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	920,000	926,879
Volkswagen Auto Lease Trust Series 2024-A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 4.5689% 12/21/2026 (c)(d)	272,031	272,097
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	980,000	980,050
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	536,254	537,501
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	313,216	313,689
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	660,000	662,243
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A2, 4.7926% 2/18/2039 (b)(c)	668,767	670,451
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.9626% 6/21/2039 (b)(c)(d)	365,151	367,430
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	1,070,000	1,070,751
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	1,103,711	1,105,337
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	1,135,000	1,137,145
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	7,483	7,488
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	522,505	523,251
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	1,424	1,426
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.572% 2/16/2027 (c)	96,283	96,297
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	104,603	104,708
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	860,000	860,386
TOTAL UNITED STATES		68,126,202
TOTAL ASSET-BACKED SECURITIES (Cost $83,757,358)		83,893,826

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	81,115	80,097
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	141,223	138,233
TOTAL UNITED STATES		218,330
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $215,250)		218,330

Commercial Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	820,000	823,072
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	43,785	43,488
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	82,479	82,085
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	128,092	128,092
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	211,000	211,000
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	950,934	950,934
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	530,386	530,385
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	361,957	362,183
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	365,158	364,474
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	75,897	75,897
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	84,279	83,722
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	341,133	341,133
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	771,989	770,542
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	288,619	288,709
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	10,144	10,109
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	29,232	29,089
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	22,550	22,423
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	779,471	778,156
DBJPM Mortgage Trust Series 2016-C1 Class ASB, 3.038% 5/10/2049	11,033	11,019
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	57,280	56,863
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	520,000	520,811
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	295,823	293,749
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	34,921	34,686
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	13,821	13,740
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	611,731	608,321
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	92,079	91,310
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	316,000	316,000
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	62,787	62,384
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	8,841	8,761
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	151,380	150,738
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class ASB, 2.825% 10/15/2049	385	383
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class ASB, 3.486% 12/15/2059	11,641	11,617
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	17,654	17,574
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	25,960	25,830
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	388,000	388,016
TOTAL UNITED STATES		8,507,295
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,454,049)		8,507,295

Non-Convertible Corporate Bonds - 46.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.9%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.47% 11/27/2026 (b)(c)(d)	1,200,000	1,202,531
Materials - 0.6%
Metals & Mining - 0.6%
Glencore Funding LLC 1.625% 4/27/2026 (b)	1,100,000	1,088,576
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.8645% 10/1/2026 (b)(c)(d)	1,135,000	1,136,134
		2,224,710
TOTAL AUSTRALIA		3,427,241
CANADA - 4.2%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 3.85% 6/1/2027	500,000	497,891
Enbridge Inc 1.6% 10/4/2026	780,000	764,284
		1,262,175
Financials - 3.9%
Banks - 3.9%
Bank of Montreal 4.567% 9/10/2027 (c)	1,030,000	1,033,642
Bank of Montreal 4.8743% 9/22/2028 (c)	1,200,000	1,200,143
Bank of Nova Scotia/The 2.7% 8/3/2026	1,100,000	1,090,621
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 4.7433% 3/2/2026 (c)(d)	30,000	30,028
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.915% 9/15/2028 (c)(d)	1,150,000	1,150,795
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.9798% 9/8/2028 (c)(d)	1,100,000	1,101,321
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.6817% 1/27/2027 (b)(c)(d)	1,100,000	1,102,557
National Bank of Canada 4.95% 2/1/2028 (c)	1,175,000	1,186,862
Royal Bank of Canada 4.51% 10/18/2027 (c)	1,100,000	1,104,411
Royal Bank of Canada 5.069% 7/23/2027 (c)	1,500,000	1,509,616
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 4.6217% 4/27/2026 (c)(d)	1,100,000	1,101,398
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.801% 10/18/2027 (c)(d)	1,100,000	1,102,913
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.6944% 11/3/2028 (c)(d)	800,000	800,757
Toronto Dominion Bank 4.568% 12/17/2026	1,500,000	1,509,574
		15,024,638
TOTAL CANADA		16,286,813
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 1.549% 9/10/2027 (b)(c)	790,000	774,785
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.8376% 3/17/2028 (b)(c)(d)	1,100,000	1,104,334
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	1,100,000	1,079,900
Credit Agricole SA 5.589% 7/5/2026 (b)	1,000,000	1,009,273
Societe Generale SA 1.792% 6/9/2027 (b)(c)	1,000,000	986,306

TOTAL FRANCE		3,075,479
GERMANY - 2.4%
Consumer Discretionary - 1.5%
Automobiles - 1.5%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.7562% 8/13/2026 (b)(c)(d)	1,100,000	1,103,189
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.6899% 7/31/2026 (b)(c)(d)	1,500,000	1,502,276
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.8945% 4/1/2027 (b)(c)(d)	750,000	752,743
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 4.9543% 3/20/2026 (b)(c)(d)	1,530,000	1,531,975
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.0162% 8/14/2026 (b)(c)(d)	1,091,000	1,094,259
		5,984,442
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	1,170,000	1,148,509
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	1,200,000	1,177,389
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	1,109,000	1,128,058
		3,453,956
TOTAL GERMANY		9,438,398
IRELAND - 1.1%
Financials - 0.6%
Banks - 0.3%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	1,161,000	1,140,563
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,230,000	1,211,488
TOTAL FINANCIALS		2,352,051

Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	1,031,000	1,024,640
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	1,100,000	1,099,071
		2,123,711
TOTAL IRELAND		4,475,762
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	1,190,000	1,171,683
JAPAN - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,508
Financials - 0.9%
Banks - 0.9%
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	1,200,000	1,183,547
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,200,000	1,175,450
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,200,000	1,189,549
		3,548,546
TOTAL JAPAN		3,750,054
NETHERLANDS - 1.9%
Financials - 1.6%
Banks - 1.6%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.9126% 9/18/2027 (b)(c)(d)	1,100,000	1,110,342
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	980,000	958,484
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,000,000	1,003,409
ING Groep NV 4.017% 3/28/2028 (c)	1,000,000	998,519
ING Groep NV 6.083% 9/11/2027 (c)	1,100,000	1,115,685
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.7222% 9/11/2027 (c)(d)	1,100,000	1,108,685
		6,295,124
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC 5.35% 3/1/2026	1,100,000	1,100,514
TOTAL NETHERLANDS		7,395,638
NORWAY - 0.0%
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	240,000	236,976
SWEDEN - 0.6%
Financials - 0.6%
Banks - 0.6%
Svenska Handelsbanken AB 1.418% 6/11/2027 (b)(c)	1,180,000	1,163,622
Swedbank AB 6.136% 9/12/2026 (b)	1,100,000	1,117,710

TOTAL SWEDEN		2,281,332
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.364% 1/30/2027 (b)(c)	1,560,000	1,552,408
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,200,000	1,177,608

TOTAL SWITZERLAND		2,730,016
UNITED KINGDOM - 4.1%
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 3.215% 9/6/2026	1,151,000	1,143,308
Financials - 3.5%
Banks - 3.5%
Barclays PLC 2.279% 11/24/2027 (c)	1,200,000	1,177,624
Barclays PLC 4.375% 1/12/2026	1,200,000	1,200,039
Barclays PLC 5.829% 5/9/2027 (c)	1,450,000	1,459,872
Barclays PLC U.S. SOFR Index + 1.88%, 6.035% 9/13/2027 (c)(d)	1,100,000	1,111,582
HSBC Holdings PLC 2.251% 11/22/2027 (c)	1,000,000	981,680
HSBC Holdings PLC 5.887% 8/14/2027 (c)	1,450,000	1,466,971
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	800,000	790,869
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	1,120,000	1,135,621
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.5595% 8/7/2027 (c)(d)	1,100,000	1,108,172
NatWest Group PLC 1.642% 6/14/2027 (c)	1,457,000	1,437,171
NatWest Group PLC 5.583% 3/1/2028 (c)	300,000	305,252
NatWest Group PLC 5.847% 3/2/2027 (c)	1,440,000	1,445,463
		13,620,316
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.6586% 3/12/2027 (c)(d)	1,250,000	1,254,468
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings Inc 3.85% 12/15/2025 (b)	175,000	174,963
TOTAL UNITED KINGDOM		16,193,055
UNITED STATES - 27.9%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.25% 2/15/2026	960,000	955,761
T-Mobile USA Inc 2.625% 4/15/2026	1,160,000	1,154,011
		2,109,772
Consumer Discretionary - 2.5%
Automobiles - 1.5%
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.6028% 5/20/2026 (c)(d)	900,000	901,271
American Honda Finance Corp U.S. SOFR Index + 0.71%, 4.8096% 1/9/2026 (c)(d)	1,100,000	1,100,571
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.9696% 7/9/2027 (c)(d)	1,100,000	1,104,897
General Motors Financial Co Inc 5.25% 3/1/2026	1,100,000	1,100,494
Hyundai Capital America 5.45% 6/24/2026 (b)	661,000	665,380
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.2436% 6/23/2027 (b)(c)(d)	950,000	954,902
		5,827,515
Leisure Products - 0.3%
Mattel Inc 5.875% 12/15/2027 (b)	1,280,000	1,280,846
Specialty Retail - 0.7%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.4697% 12/24/2025 (c)(d)	860,000	860,126
O'Reilly Automotive Inc 5.75% 11/20/2026	1,100,000	1,116,962
Ross Stores Inc 0.875% 4/15/2026	700,000	691,160
		2,668,248
TOTAL CONSUMER DISCRETIONARY		9,776,609

Consumer Staples - 1.6%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.5339% 11/15/2026 (c)(d)	1,272,000	1,271,671
Consumer Staples Distribution & Retail - 0.6%
Mars Inc 4.45% 3/1/2027 (b)	959,000	965,499
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.4755% 4/28/2027 (c)(d)	1,039,000	1,042,459
		2,007,958
Food Products - 0.3%
Campbell's Company/The 5.3% 3/20/2026	3,000	3,009
McCormick & Co Inc/MD 0.9% 2/15/2026	1,350,000	1,340,626
		1,343,635
Tobacco - 0.4%
Altria Group Inc 2.625% 9/16/2026	770,000	761,187
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.6847% 10/27/2028 (c)(d)	788,000	788,660
		1,549,847
TOTAL CONSUMER STAPLES		6,173,111

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.3452% 2/26/2027 (c)(d)	1,066,000	1,068,003
Energy Transfer LP 5.625% 5/1/2027 (b)	30,000	30,001
EQT Corp 3.125% 5/15/2026 (b)	499,000	495,655
Williams Cos Inc/The 5.4% 3/2/2026	1,100,000	1,103,833
		2,697,492
Financials - 17.1%
Banks - 9.0%
Bank of America Corp 1.734% 7/22/2027 (c)	1,200,000	1,181,328
Bank of America Corp 3.559% 4/23/2027 (c)	1,160,000	1,157,329
Bank of America Corp 3.824% 1/20/2028 (c)	1,150,000	1,146,256
Bank of America Corp 5.933% 9/15/2027 (c)	950,000	963,252
Citibank NA U.S. SOFR Index + 0.708%, 4.6814% 8/6/2026 (c)(d)	750,000	752,007
Citibank NA U.S. SOFR Index + 0.781%, 4.831% 5/29/2027 (c)(d)	1,130,000	1,135,563
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.1182% 5/7/2028 (c)(d)	1,125,000	1,131,663
Fifth Third Bancorp 1.707% 11/1/2027 (c)	1,000,000	976,986
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.8173% 4/12/2028 (c)(d)	912,000	911,476
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	1,100,000	1,094,240
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	1,219,000	1,206,713
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	1,000,000	986,445
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	1,100,000	1,111,281
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	1,500,000	1,525,555
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	900,000	902,953
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.7812% 10/15/2027 (c)(d)	1,200,000	1,202,407
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.8686% 7/6/2028 (c)(d)	1,140,000	1,142,243
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.7485% 11/17/2028 (c)(d)	1,200,000	1,200,989
PNC Bank NA U.S. SOFR Index + 0.73%, 4.805% 7/21/2028 (c)(d)	849,000	848,853
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	1,480,000	1,480,738
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	1,200,000	1,206,622
Truist Bank U.S. SOFR Index + 0.77%, 4.8267% 7/24/2028 (c)(d)	1,100,000	1,100,371
Truist Financial Corp 1.267% 3/2/2027 (c)	970,000	962,543
Truist Financial Corp 6.047% 6/8/2027 (c)	1,350,000	1,362,265
US Bancorp 6.787% 10/26/2027 (c)	900,000	921,094
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.8639% 5/15/2028 (c)(d)	1,500,000	1,505,924
Wells Fargo & Co 3.196% 6/17/2027 (c)	1,591,000	1,583,131
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,360,000	1,350,132
Wells Fargo & Co 4.9% 1/24/2028 (c)	1,100,000	1,109,414
Wells Fargo & Co 5.707% 4/22/2028 (c)	900,000	919,159
Wells Fargo Bank NA U.S. SOFR Index + 0.71%, 4.8062% 1/15/2026 (c)(d)	1,100,000	1,100,441
		35,179,373
Capital Markets - 4.9%
Athene Global Funding 2.95% 11/12/2026 (b)	970,000	958,921
Athene Global Funding 4.86% 8/27/2026 (b)	996,000	1,000,291
Athene Global Funding 4.95% 1/7/2027 (b)	1,200,000	1,209,502
Athene Global Funding 5.62% 5/8/2026 (b)	1,120,000	1,126,409
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	1,200,000	1,204,537
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.8565% 6/9/2028 (c)(d)	1,325,000	1,327,411
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.791% 4/20/2027 (c)(d)	1,500,000	1,502,062
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.865% 9/15/2027 (b)(c)(d)	636,000	636,700
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	1,100,000	1,099,172
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	1,200,000	1,190,931
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	1,400,000	1,372,485
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	930,000	930,585
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.352% 4/23/2028 (c)(d)	807,000	813,627
Morgan Stanley 1.512% 7/20/2027 (c)	1,180,000	1,160,406
Morgan Stanley 4.21% 4/20/2028 (c)	320,000	320,490
Morgan Stanley 5.05% 1/28/2027 (c)	1,100,000	1,101,136
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.0467% 9/2/2027 (b)(c)(d)	1,100,000	1,104,334
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.4126% 11/25/2026 (c)(d)	711,000	713,045
State Street Corp U.S. SOFR Index + 0.95%, 5.0067% 4/24/2028 (c)(d)	507,000	510,143
		19,282,187
Consumer Finance - 1.6%
American Express Co 5.389% 7/28/2027 (c)	1,100,000	1,109,754
American Express Co 5.645% 4/23/2027 (c)	1,100,000	1,106,807
American Express Co U.S. SOFR Averages Index + 0.97%, 5.0155% 7/28/2027 (c)(d)	1,500,000	1,505,244
American Express Co U.S. SOFR Index + 0.76%, 4.7162% 2/13/2026 (c)(d)	1,125,000	1,125,763
Ford Motor Credit Co LLC 4.389% 1/8/2026	435,000	434,923
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.5483% 4/10/2026 (c)(d)	1,100,000	1,101,004
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 4.8396% 5/18/2026 (c)(d)	25,000	25,075
		6,408,570
Insurance - 1.6%
Brown & Brown Inc 4.6% 12/23/2026	354,000	355,633
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,000,000	979,085
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	981,000	986,731
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	760,000	756,492
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,216,000	1,225,447
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.0673% 1/14/2028 (b)(c)(d)	1,000,000	1,002,581
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 4.8057% 6/4/2026 (b)(c)(d)	25,000	25,045
Reinsurance Group of America Inc 3.95% 9/15/2026	760,000	759,585
		6,090,599
TOTAL FINANCIALS		66,960,729

Health Care - 1.3%
Biotechnology - 0.2%
Gilead Sciences Inc 3.65% 3/1/2026	1,100,000	1,098,634
Health Care Providers & Services - 0.7%
CVS Health Corp 2.875% 6/1/2026	1,701,000	1,689,920
CVS Health Corp 5% 2/20/2026	930,000	930,998
		2,620,918
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.4313% 2/20/2026 (c)(d)	30,000	30,021
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.6365% 9/15/2027 (c)(d)	1,124,000	1,130,249
Pfizer Inc U.S. SOFR Index + 0.5%, 4.4277% 11/15/2027 (c)(d)	319,000	319,790
		1,480,060
TOTAL HEALTH CARE		5,199,612

Industrials - 0.9%
Aerospace & Defense - 0.4%
Boeing Co 3.1% 5/1/2026	900,000	895,757
L3Harris Technologies Inc 3.85% 12/15/2026	800,000	798,591
		1,694,348
Ground Transportation - 0.2%
CSX Corp 2.6% 11/1/2026	700,000	691,314
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,140,000	1,137,199
TOTAL INDUSTRIALS		3,522,861

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.4819% 11/15/2027 (c)(d)	519,000	519,804
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,150,000	1,156,163
Dell International LLC / EMC Corp 6.02% 6/15/2026	390,000	392,354
		2,068,321
Semiconductors & Semiconductor Equipment - 0.3%
Marvell Technology Inc 1.65% 4/15/2026	1,026,000	1,016,331
Software - 0.4%
VMware LLC 1.4% 8/15/2026	1,545,000	1,517,810
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	544,000	545,666
TOTAL INFORMATION TECHNOLOGY		5,148,128

Materials - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	1,100,000	1,091,538
Real Estate - 0.8%
Diversified REITs - 0.3%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	1,150,000	1,149,393
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	1,100,000	1,093,027
Specialized REITs - 0.2%
American Tower Corp 3.375% 10/15/2026	700,000	695,846
TOTAL REAL ESTATE		2,938,266

Utilities - 0.9%
Electric Utilities - 0.6%
DTE Electric Co 4.25% 5/14/2027	201,000	202,395
Eversource Energy 4.75% 5/15/2026	750,000	752,148
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	520,000	525,504
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	671,000	676,058
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	260,000	262,249
		2,418,354
Multi-Utilities - 0.3%
Dominion Energy Inc 1.45% 4/15/2026	1,200,000	1,187,918
TOTAL UTILITIES		3,606,272

TOTAL UNITED STATES		109,224,390
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $180,797,815)		181,565,956

U.S. Treasury Obligations - 28.4%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026	4.20	22,000,000	21,862,646
US Treasury Bills 0% 5/7/2026	3.75	5,000,000	4,920,213
US Treasury Notes 3.5% 9/30/2026	4.24 to 4.26	20,950,300	20,920,511
US Treasury Notes 3.625% 8/31/2027	3.56 to 3.66	11,618,000	11,636,607
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.36	22,700,000	22,830,348
US Treasury Notes 4.25% 1/31/2026	3.92 to 5.02	28,850,000	28,864,087
TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,776,154)			111,034,412

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $4,378,660)	4.02	4,377,785	4,378,660

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $388,379,286)	389,598,479
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,600,292
NET ASSETS - 100.0%	391,198,771

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,306,713 or 26.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,397,854	30,794,960	41,814,313	64,805	159	-	4,378,660	4,377,785	0.0%
Total	15,397,854	30,794,960	41,814,313	64,805	159	-	4,378,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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